Significant accounting policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Retained earnings (accumulated deficit)	$ (863,348)	$ (764,960)
Cash and cash equivalents	$ 27,143	$ 93,282	$ 178,513	$ 188,958
Finite-Lived Intangible Assets [Line Items]
Product warranty period	2 years
Multiple deliverable arrangement, determination of selling price, historical stand-alone transactions, percent	85.00%
Multiple-deliverable arrangement, determination of selling price, variance to median rate	10.00%
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Product specific experience period	12 months
Clear product experience period	24 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years
Product specific experience period	15 months
Clear product experience period	36 months